Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Blackstone Alternative Investment Funds
Prospectus Date	rr_ProspectusDate	Jul. 28, 2016
Supplement [Text Block]	baif_SupplementTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated June 23, 2017 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

each dated July 28, 2016, as supplemented

Removal of Sub-Adviser

Effective immediately, FT AlphaParity, LLC (“FT AlphaParity”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by FT AlphaParity have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to FT AlphaParity in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Magnetar Asset Management LLC (“Magnetar”) will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Chatham Asset Management, LLC	Relative Value Strategies
D.E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Good Hill Partners LP	Relative Value Strategies
GS Investment Strategies, LLC	Equity Hedge Strategies
GSA Capital Partners LLP	Managed Futures Strategy
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital, Ltd.	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Non-Discretionary Sub-Adviser	Strategy
Gracian Capital LLC	Equity Hedge Strategies

Blackstone Alternative Multi-Strategy Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	baif_SupplementTextBlock
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS

Supplement dated June 23, 2017 to the

Blackstone Alternative Multi-Strategy Fund (the “Fund”)

Prospectus and Statement of Additional Information,

each dated July 28, 2016, as supplemented

Removal of Sub-Adviser

Effective immediately, FT AlphaParity, LLC (“FT AlphaParity”) no longer serves as a sub-adviser to the Fund. The Fund’s assets managed by FT AlphaParity have been re-allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub-advisers or to BAIA to manage directly. Therefore, all references to FT AlphaParity in the Fund’s Prospectus and Statement of Additional Information are hereby removed.

Addition of Sub-Adviser

Pursuant to action taken by the Board of Trustees of the Fund, Magnetar Asset Management LLC (“Magnetar”) will serve as a discretionary sub-adviser to the Fund.

Effective immediately, the Fund’s Prospectus and Statement of Additional Information are revised as follows:

The list of sub-advisers to the Fund in the “Principal Investment Strategies” section in the Prospectus is deleted in its entirety and replaced with the following:

Discretionary Sub-Advisers	Strategy
Bayview Asset Management, LLC	Relative Value Strategies
Boussard & Gavaudan Investment Management, LLP	Event-Driven Strategies
Caspian Capital LP	Event-Driven Strategies
Cerberus Sub-Advisory I, LLC	Relative Value Strategies
Chatham Asset Management, LLC	Relative Value Strategies
D.E. Shaw Investment Management, L.L.C.	Multi-Strategy Strategies
Emso Asset Management Limited	Macro Strategies
Good Hill Partners LP	Relative Value Strategies
GS Investment Strategies, LLC	Equity Hedge Strategies
GSA Capital Partners LLP	Managed Futures Strategy
H2O AM LLP	Macro Strategies
HealthCor Management, L.P.	Equity Hedge Strategies
IPM Informed Portfolio Management AB	Macro Strategies
Magnetar Asset Management LLC	Event-Driven Strategies
Nephila Capital, Ltd.	Event-Driven Strategies
Sorin Capital Management, LLC	Relative Value Strategies
Two Sigma Advisers, LP	Equity Hedge Strategies
Waterfall Asset Management, LLC	Relative Value Strategies

Non-Discretionary Sub-Adviser	Strategy
Gracian Capital LLC	Equity Hedge Strategies